Document and Entity Information	Nov. 06, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 06, 2026
Entity File Number	001-35060
Entity Registrant Name	Pacira BioSciences, Inc.
Entity Central Index Key	0001396814
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	51-0619477
Entity Address, Address Line One	2000 Sierra Point Parkway
Entity Address, Address Line Two	Suite 900
Entity Address, City or Town	Brisbane
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94005
City Area Code	650
Local Phone Number	242-8052
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	PCRX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false